Debt (Details) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended							12 Months Ended								12 Months Ended			1 Months Ended									12 Months Ended							12 Months Ended					1 Months Ended			12 Months Ended												12 Months Ended					1 Months Ended					12 Months Ended									12 Months Ended								12 Months Ended																3 Months Ended		1 Months Ended			1 Months Ended		3 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 24, 2014 USD ($)	Dec. 31, 2014 Parent item	Dec. 31, 2014 Canada Company item	Aug. 07, 2013 Credit Agreement USD ($)	Dec. 31, 2014 Credit Agreement	Dec. 31, 2013 Credit Agreement	Dec. 31, 2014 Credit Agreement CAD Canada Company	Dec. 31, 2014 Credit Agreement Minimum	Dec. 31, 2014 Credit Agreement Maximum	Dec. 31, 2013 Credit Agreement Maximum	Dec. 31, 2014 Revolving Credit Facility USD ($)	Dec. 31, 2013 Revolving Credit Facility USD ($)	Dec. 31, 2012 Revolving Credit Facility USD ($)	Aug. 07, 2013 Revolving Credit Facility USD ($)	Dec. 31, 2014 Revolving Credit Facility USD USD ($)	Dec. 31, 2014 Revolving Credit Facility EUR EUR (€)	Dec. 31, 2014 Revolving Credit Facility CAD	Dec. 31, 2014 Revolving Credit Facility AUD	Dec. 31, 2014 Revolving Credit Facility Minimum	Dec. 31, 2014 Revolving Credit Facility Maximum	Dec. 31, 2014 Term Loan Facility USD ($)	Jan. 31, 2014 The 7 1/4% Notes USD ($)	Jan. 31, 2014 The 7 1/4% Notes GBP (£)	Dec. 31, 2014 The 7 1/4% Notes	Dec. 31, 2013 The 7 1/4% Notes USD ($)	Dec. 31, 2012 The 7 1/4% Notes	Dec. 31, 2014 6 3/4% Notes USD ($)	Dec. 31, 2014 6 3/4% Notes EUR (€)	Dec. 31, 2013 6 3/4% Notes USD ($)	Dec. 31, 2012 6 3/4% Notes	Dec. 31, 2014 6 3/4% Notes Redemption date 2013	Dec. 31, 2014 6 3/4% Notes Redemption date 2014	Dec. 31, 2014 6 3/4% Notes Redemption date 2015	Dec. 31, 2014 6 3/4% Notes Redemption date 2016	Dec. 31, 2014 6 3/4% Notes Redemption date 2017	Dec. 31, 2014 The 7 3/4% Notes USD ($)	Dec. 31, 2013 The 7 3/4% Notes USD ($)	Dec. 31, 2014 The 7 3/4% Notes Redemption date 2014	Dec. 31, 2014 The 7 3/4% Notes Redemption date 2015	Dec. 31, 2014 The 7 3/4% Notes Redemption date 2016	Dec. 31, 2014 The 7 3/4% Notes Redemption date 2017	Dec. 31, 2014 The 7 3/4% Notes Redemption date 2018	Dec. 31, 2014 The 8 3/8% Notes USD ($)	Aug. 31, 2013 The 8 3/8% Notes USD ($)	Dec. 31, 2013 The 8 3/8% Notes USD ($)	Dec. 31, 2014 The 8 3/8% Notes Redemption date 2013	Dec. 31, 2014 The 8 3/8% Notes Redemption date 2014	Dec. 31, 2014 The 8 3/8% Notes Redemption date 2015	Dec. 31, 2014 The 8 3/8% Notes Redemption date 2016	Dec. 31, 2014 The 8 3/8% Notes Redemption date 2017	Dec. 31, 2014 The 8 3/8% Notes Redemption date 2018	Dec. 31, 2014 The 8 3/8% Notes Redemption date 2019	Dec. 31, 2014 The 8 3/8% Notes Redemption date 2020	Dec. 31, 2014 CAD Notes USD ($)	Dec. 31, 2014 CAD Notes CAD	Dec. 31, 2013 CAD Notes USD ($)	Aug. 31, 2013 CAD Notes CAD	Dec. 31, 2014 CAD Notes Redemption date 2016	Dec. 31, 2014 CAD Notes Redemption date 2017	Dec. 31, 2014 CAD Notes Redemption date 2018	Dec. 31, 2014 CAD Notes Redemption date 2019	Dec. 31, 2014 CAD Notes Redemption date 2020	Sep. 30, 2014 GBP Notes USD ($)	Sep. 30, 2014 GBP Notes GBP (£)	Dec. 31, 2014 GBP Notes USD ($)	Dec. 31, 2014 GBP Notes GBP (£)	Dec. 31, 2013 GBP Notes	Dec. 31, 2014 GBP Notes Redemption date 2016	Dec. 31, 2014 GBP Notes Redemption date 2017	Dec. 31, 2014 GBP Notes Redemption date 2018	Dec. 31, 2014 GBP Notes Redemption date 2019	Dec. 31, 2014 GBP Notes Redemption date 2020	Dec. 31, 2014 GBP Notes Redemption date 2021	Dec. 31, 2014 6% Notes USD ($)	Dec. 31, 2013 6% Notes	Aug. 31, 2013 6% Notes USD ($)	Dec. 31, 2014 6% Notes Redemption date 2017	Dec. 31, 2014 6% Notes Redemption date 2018	Dec. 31, 2014 6% Notes Redemption date 2019	Dec. 31, 2014 6% Notes Redemption date 2020	Dec. 31, 2014 6% Notes Redemption date 2021	Dec. 31, 2014 6% Notes Redemption date 2022	Dec. 31, 2014 The 5 3/4% Notes USD ($)	Dec. 31, 2013 The 5 3/4% Notes USD ($)	Dec. 31, 2014 The 5 3/4% Notes Redemption date 2016	Dec. 31, 2014 The 5 3/4% Notes Redemption date 2017	Dec. 31, 2014 The 5 3/4% Notes Redemption date 2018	Dec. 31, 2014 The 5 3/4% Notes Redemption date 2019	Dec. 31, 2014 The 5 3/4% Notes Redemption date 2020	Dec. 31, 2014 The 5 3/4% Notes Redemption date 2021	Dec. 31, 2014 The 5 3/4% Notes Redemption date 2022	Dec. 31, 2014 The 5 3/4% Notes Redemption date 2023	Dec. 31, 2014 Real Estate Mortgages, Capital Leases and Other USD ($)	Dec. 31, 2013 Real Estate Mortgages, Capital Leases and Other USD ($)	Dec. 31, 2014 Real estate mortgages USD ($)	Dec. 31, 2013 Real estate mortgages USD ($)	Dec. 31, 2014 Capital lease obligations USD ($)	Dec. 31, 2013 Capital lease obligations USD ($)	Dec. 31, 2014 Other notes and obligations USD ($)	Dec. 31, 2013 Other notes and obligations USD ($)	Sep. 30, 2013 The CAD Senior Subordinated Subsidiary Notes, 8% Notes, 8% Notes due 2020 and 8.375% Notes USD ($)	Sep. 30, 2013 Revolving Credit Facility and Term Loan USD ($)	Aug. 31, 2013 6% Notes and Senior Subsidiary Notes CAD	Dec. 31, 2014 6% Notes and Senior Subsidiary Notes USD ($)	Dec. 31, 2013 6% Notes and Senior Subsidiary Notes USD ($)	Aug. 31, 2012 The 6 5/8% notes USD ($)	Aug. 31, 2012 The 8 3/4% Notes USD ($)	Sep. 30, 2012 The 6 5/8% Notes and 8 3/4% Notes USD ($)
Debt
Total Long-term Debt	$ 4,663,531	$ 4,171,722												$ 883,428	$ 675,717			$ 680,150	€ 64,250	77,200	71,600			$ 249,375				$ 247,808		$ 308,616		$ 350,272							$ 400,000	$ 400,000						$ 106,030		$ 411,518									$ 172,420		$ 187,960									$ 622,960																		$ 1,000,000	$ 1,000,000									$ 320,702	$ 298,447	$ 5,107	$ 3,704	$ 241,866	$ 255,124	$ 73,729	$ 39,619				$ 600,000	$ 600,000
Less Current Portion	(52,095)	(52,583)
Long-term Debt, net of current portion	4,611,436	4,119,139
Fair Value														883,428	675,717									249,375				248,117		309,634		355,071							429,000	446,000						110,500		444,470									175,437		187,960									639,282																		1,005,000	930,000									320,702	298,447										625,500	614,820
Stated interest rate (as a percent)																											7.25%	7.25%	7.25%	6.75%	6.75%	6.75%	6.75%						7.75%	7.75%						8.375%		8.375%									6.125%	6.125%	6.125%									6.125%	6.125%	6.125%							6.00%	6.00%								5.75%	5.75%											4.50%
Capital stock of subsidiaries pledged to secure debt (as a percent)								66.00%		66.00%
Ownership in U.S. subsidiaries that are considered guarantor (as a percent)	100.00%
Maximum borrowing capacity																	1,500,000
Optional additional commitments							500,000																	250
Principal amount of notes				250,000																											255,000								400,000							106,250												200,000									400,000		400,000								600,000									1,000,000
Debt Instrument, Frequency of Periodic Payment																								quarterly
Amount of quarterly installments																								625
Commitment fee (as a percent)																						0.30%	0.50%
Outstanding borrowings														883,428										249,375
Letters of credit outstanding														10,403
Period of earnings before interest, taxes, depreciation, amortization and rent expense (EBITDAR) for calculation of remaining borrowing capacity														12 months
Remaining amount available for borrowing under credit facility														606,169
Effective interest rate (as a percent)								2.70%						2.80%								2.30%	5.10%	2.40%
Commitment fees and letters of credit fees														3,322	3,167	2,306
Debt covenants
Net total lease adjusted leverage ratio								5.4	5.0			6.5
Net secured debt lease adjusted leverage ratio								2.6	2.2			4.0
Bond leverage ratio, per indentures								5.7	5.1			6.5	6.5
Fixed charge coverage ratio								2.5	2.5		1.5
Aggregate principal amount outstanding																									248,000	150,000																				306,000	137,500																																																														320,000	200,000
Redemption price (as a percent)																									100.00%	100.00%								100.00%	100.00%	100.00%	100.00%	100.00%			103.875%	101.938%	100.00%	100.00%	100.00%	104.188%			104.188%	102.792%	101.396%	100.00%	100.00%	100.00%	100.00%	100.00%					103.063%	101.531%	100.00%	100.00%	100.00%						104.594%	103.063%	101.531%	100.00%	100.00%	100.00%				103.00%	102.00%	101.00%	100.00%	100.00%	100.00%			102.875%	101.917%	100.958%	100.00%	100.00%	100.00%	100.00%	100.00%														100.00%	102.90%
Repurchase price in the event of change of control, percentage of principal plus accrued and unpaid interest	101.00%
Weighted average interest rate (as a percent)																																																																																																				5.80%	5.80%	11.50%	14.30%
Write-off of deferred financings costs																																																																																																									5,544
Number of series of subordinated notes	7				5	1
Net proceeds from sales of senior notes	642,417	782,307																																																																642,000	394,000																																							782,307
Exchange rate of USD per GBP																																																																		1.63	1.63
Early extinguishment of debt	(16,495)	(43,724)	(10,628)																																											16,495																																																										(38,118)							(10,628)
Other Expense (Income), Net	65,187	75,202	16,062
Aggregate principal amount of public offering																																																												200,000																			$ 600,000
Senior notes issued as a percent of par																																																																		100.00%	100.00%																																							100.00%